SCHEDULE OF MATURITY OF NON-CANCELLABLE OPERATING LEASE OBLIGATIONS (Details) - HKD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Six months ending December 31, 2025
Year ending one		2,030,208
Year ending two		1,615,434
Total undiscounted lease obligations		3,645,642
Less: imputed interest		(164,835)
Lease liabilities recognized in the consolidated balance sheet		3,480,807
Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
Six months ending December 31, 2025	$ 1,015,104
Year ending one	1,615,434	2,030,208
Year ending two		1,615,434
Total undiscounted lease obligations	2,630,538	3,645,642
Less: imputed interest	(85,011)	(164,835)
Lease liabilities recognized in the consolidated balance sheet	$ 2,545,527	$ 3,480,807